SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment loss of goodwill	$ 0	$ 0	$ 0